Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 51.1%

Communication Services - 5.7%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	16,300	$332,194
Cellnex Telecom S.A. (Spain)[2]	14,296	583,835
Helios Towers plc (Tanzania)*	131,635	152,437
		1,068,466
Entertainment - 1.3%
Electronic Arts, Inc.	56,892	7,757,224
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A*	83,626	11,098,843
Auto Trader Group plc (United Kingdom)[2]	94,559	784,232
Meta Platforms, Inc. - Class A*	33,964	10,820,931
Tencent Holdings Ltd. (China)	14,900	684,821
		23,388,827
Media - 0.1%
Comcast Corp. - Class A	6,383	288,895
Omnicom Group, Inc.	703	59,488
Paramount Global - Class B	1,947	31,210
		379,593
Total Communication Services		32,594,110
Consumer Discretionary - 3.2%
Broadline Retail - 2.4%
Amazon.com, Inc.*	100,192	13,393,667
Dollarama, Inc. (Canada)	3,386	223,037
eBay, Inc.	1,424	63,382
MercadoLibre, Inc. (Brazil)*	383	474,173
		14,154,259
Distributors - 0.0%##
Genuine Parts Co.	470	73,188
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	1,340	172,203
Monarch Casino & Resort, Inc.	3,642	252,464
		424,667
Household Durables - 0.1%
Sony Group Corp. (Japan)	6,500	608,831
Specialty Retail - 0.1%
The Home Depot, Inc.	1,338	446,678
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. *	1,212	458,778
NIKE, Inc. - Class B	22,403	2,473,067
		2,931,845
Total Consumer Discretionary		18,639,468
Consumer Staples - 7.4%
Beverages - 2.9%
The Coca-Cola Co.	144,309	8,937,056
Diageo plc (United Kingdom)	11,087	483,862
Heineken N.V. - ADR (Netherlands)	133,161	6,530,216
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. (Netherlands)	5,897	$577,207
		16,528,341
Consumer Staples Distribution & Retail - 0.8%
Dollar General Corp.	27,936	4,717,273
Sysco Corp.	954	72,800
		4,790,073
Food Products - 2.0%
Archer-Daniels-Midland Co.	1,266	107,559
Bunge Ltd.	497	54,009
Campbell Soup Co.	1,084	49,669
Conagra Brands, Inc.	1,647	54,038
General Mills, Inc.	1,475	110,241
The J.M. Smucker Co.	384	57,850
Kellogg Co.	737	49,298
The Kraft Heinz Co.	2,059	74,495
Mondelez International, Inc. - Class A	40,468	2,999,893
Nestle S.A. - ADR	59,888	7,360,235
Nestle S.A.	6,964	853,224
Tyson Foods, Inc. - Class A	953	53,101
		11,823,612
Household Products - 0.1%
Colgate-Palmolive Co.	1,787	136,276
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	148,053	349,156
		485,432
Personal Care Products - 1.6%
Beiersdorf AG (Germany)	4,158	538,484
L’Oreal S.A. (France)	293	136,277
Unilever plc - ADR (United Kingdom)	159,939	8,593,522
		9,268,283
Total Consumer Staples		42,895,741
Energy - 0.3%
Energy Equipment & Services - 0.0%##
Halliburton Co.	1,848	72,220
Schlumberger N.V.	2,139	124,789
		197,009
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	2,029	332,066
ConocoPhillips	1,738	204,597
Coterra Energy, Inc.	2,076	57,173
Devon Energy Corp.	1,428	77,112
Diamondback Energy, Inc.	443	65,263
EOG Resources, Inc.	1,016	134,651
Exxon Mobil Corp.	3,261	349,710
Marathon Oil Corp.	1,522	39,983
Marathon Petroleum Corp.	962	127,965
Phillips 66	785	87,567

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	607	$78,248
		1,554,335
Total Energy		1,751,344
Financials - 7.7%
Banks - 0.5%
Bank of America Corp.	8,452	270,464
Citigroup, Inc.	3,685	175,627
Fifth Third Bancorp	2,027	58,986
FinecoBank Banca Fineco S.p.A. (Italy)	29,076	451,470
HDFC Bank Ltd. - ADR (India)	8,816	601,957
Huntington Bancshares, Inc.	3,557	43,538
JPMorgan Chase & Co.	3,140	495,994
Regions Financial Corp.	3,059	62,312
Truist Financial Corp.	2,360	78,399
U.S. Bancorp	3,176	126,024
Wells Fargo & Co.	4,509	208,135
		2,572,906
Capital Markets - 3.1%
Avanza Bank Holding AB (Sweden)	12,996	294,299
Cboe Global Markets, Inc.	20,870	2,915,122
Deutsche Boerse AG - ADR (Germany)	152,256	2,911,135
Deutsche Boerse AG (Germany)	3,550	680,185
Intercontinental Exchange, Inc.	26,577	3,051,040
Intermediate Capital Group plc (United Kingdom)	13,675	246,807
Moody’s Corp.	16,138	5,692,679
S&P Global, Inc.	5,785	2,282,240
		18,073,507
Financial Services - 3.3%
Adyen N.V. (Netherlands)*[2]	153	283,970
Mastercard, Inc. - Class A	29,154	11,494,839
Visa, Inc. - Class A	30,982	7,365,351
		19,144,160
Insurance - 0.8%
Admiral Group plc - ADR (United Kingdom)	111,646	3,073,614
Admiral Group plc (United Kingdom)	27,935	762,710
The Hartford Financial Services Group, Inc.	686	49,310
RenaissanceRe Holdings Ltd. (Bermuda)	2,492	465,406
The Travelers Companies, Inc.	600	103,566
		4,454,606
Total Financials		44,245,179
Health Care - 7.8%
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc.*	45,816	4,028,601
Gilead Sciences, Inc.	2,462	187,457
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	11,191	$3,943,037
		8,159,095
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	2,254	250,938
Alcon, Inc. (Switzerland)	50,659	4,301,962
Baxter International, Inc.	1,251	56,583
IDEXX Laboratories, Inc.*	8,847	4,907,696
Intuitive Surgical, Inc.*	9,740	3,159,656
Medtronic plc	77,017	6,759,012
		19,435,847
Health Care Providers & Services - 0.0%##
CVS Health Corp.	1,699	126,898
Quest Diagnostics, Inc.	414	55,977
		182,875
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	5,016	2,752,079
Pharmaceuticals - 2.5%
AstraZeneca plc - ADR (United Kingdom)	7,269	521,187
Bristol-Myers Squibb Co.	3,338	207,590
Johnson & Johnson	55,475	9,293,727
Merck & Co., Inc.	3,595	383,407
Novartis AG - ADR (Switzerland)	35,419	3,715,453
Pfizer, Inc.	6,572	236,986
		14,358,350
Total Health Care		44,888,246
Industrials - 6.9%
Aerospace & Defense - 2.2%
Airbus SE (France)	3,143	462,964
BAE Systems plc - ADR (United Kingdom)	56,574	2,752,891
BAE Systems plc (United Kingdom)	60,942	728,809
General Dynamics Corp.	627	140,185
L3Harris Technologies, Inc.	20,820	3,945,182
Lockheed Martin Corp.	478	213,365
Northrop Grumman Corp.	9,441	4,201,245
RTX Corp.	1,812	159,329
		12,603,970
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	498	49,890
FedEx Corp.	394	106,360
United Parcel Service, Inc. - Class B	1,163	217,632
		373,882
Building Products - 1.2%
Masco Corp.	117,122	7,106,963

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.3%
Cleanaway Waste Management Ltd. (Australia)	244,322	$453,481
Copart, Inc.*	37,111	3,280,241
Rentokil Initial plc - ADR (United Kingdom)	73,120	2,983,296
Rentokil Initial plc (United Kingdom)	81,771	666,774
		7,383,792
Electrical Equipment - 0.0%##
Emerson Electric Co.	1,393	127,251
Ground Transportation - 1.8%
Canadian National Railway Co. (Canada)	28,655	3,473,846
CSX Corp.	97,687	3,254,931
Norfolk Southern Corp.	458	106,984
Union Pacific Corp.	15,577	3,614,175
		10,449,936
Industrial Conglomerates - 0.1%
3M Co.	1,104	123,096
Honeywell International, Inc.	1,195	231,985
		355,081
Machinery - 0.1%
Caterpillar, Inc.	1,023	271,269
Cummins, Inc.	446	116,317
Techtronic Industries Co. Ltd. (Hong Kong)	32,000	363,538
		751,124
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	384	64,481
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	1,336	202,443
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)*	54,253	283,215
Total Industrials		39,702,138
Information Technology - 7.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.	6,001	312,292
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	1,684	57,155
Halma plc (United Kingdom)	9,677	277,903
Keyence Corp. (Japan)	800	358,994
TE Connectivity Ltd.	693	99,438
		793,490
IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A	1,002	66,162
Endava plc - ADR (United Kingdom)*	4,135	216,922
Globant S.A. *	1,201	209,851
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	1,153	$166,240
Keywords Studios plc (Ireland)	5,800	131,153
		790,328
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	1,044	208,309
Applied Materials, Inc.	24,954	3,782,777
Broadcom, Inc.	406	364,852
Microchip Technology, Inc.	1,152	108,219
Micron Technology, Inc.	139,776	9,978,609
QUALCOMM, Inc.	1,929	254,956
Skyworks Solutions, Inc.	453	51,809
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	53,302	5,284,893
Texas Instruments, Inc.	1,216	218,880
Tokyo Electron Ltd. (Japan)	2,400	360,209
		20,613,513
Software - 3.2%
Atlassian Corp. - Class A *	1,386	252,169
Intuit, Inc.	6,878	3,519,473
Microsoft Corp.	12,773	4,290,706
Salesforce, Inc.*	14,919	3,356,924
ServiceNow, Inc.*	12,371	7,212,293
		18,631,565
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	756	58,976
Total Information Technology		41,200,164
Materials - 1.6%
Chemicals - 1.1%
Air Liquide S.A. (France)	2,521	453,261
Dow, Inc.	1,454	82,107
FMC Corp.	55,458	5,336,723
International Flavors & Fragrances, Inc.	649	54,912
PPG Industries, Inc.	524	75,404
		6,002,407
Containers & Packaging - 0.0%##
Packaging Corp. of America	296	45,392
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	110,796	1,915,663
Newmont Corp.	28,105	1,206,266
		3,121,929
Total Materials		9,169,728
Real Estate - 2.7%
Health Care REITs - 0.3%
CareTrust REIT, Inc.	14,930	310,395
Community Healthcare Trust, Inc.	7,152	252,037
Healthcare Realty Trust, Inc.	9,197	179,617
Physicians Realty Trust	12,095	178,280

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Ventas, Inc.	5,443	$264,094
Welltower, Inc.	5,164	424,223
		1,608,646
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	19,173	621,588
LXP Industrial Trust	30,681	308,958
Prologis, Inc.	16,496	2,057,876
Rexford Industrial Realty, Inc.	6,687	368,387
STAG Industrial, Inc.	4,977	180,665
Terreno Realty Corp.	5,459	323,937
		3,861,411
Office REITs - 0.1%
Cousins Properties, Inc.	12,549	306,572
Equity Commonwealth.	15,294	299,609
		606,181
Residential REITs - 0.6%
American Homes 4 Rent - Class A	5,592	209,588
Apartment Income REIT Corp.	4,763	164,514
AvalonBay Communities, Inc.	2,924	551,613
Equity LifeStyle Properties, Inc.	7,907	562,820
Flagship Communities REIT	14,114	229,352
Invitation Homes, Inc.	15,870	563,385
Mid-America Apartment Communities, Inc.	2,360	353,198
Sun Communities, Inc.	5,007	652,412
UDR, Inc.	11,658	476,579
		3,763,461
Retail REITs - 0.2%
Agree Realty Corp.	8,229	533,075
Getty Realty Corp.	10,358	334,771
Realty Income Corp.	7,415	452,092
		1,319,938
Specialized REITs - 0.8%
American Tower Corp.	2,395	455,793
Equinix, Inc.	2,660	2,154,387
Extra Space Storage, Inc.	3,550	495,474
Public Storage	2,515	708,601
SBA Communications Corp.	3,437	752,531
		4,566,786
Total Real Estate		15,726,423
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	55,420	3,323,537
TOTAL COMMON STOCKS (Identified Cost $256,174,721)		294,136,078
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,300	$9,334
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	78,242
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	15,064	276,123
TOTAL PREFERRED STOCKS (Identified Cost $765,606)		363,699

CORPORATE BONDS - 9.2%

Non-Convertible Corporate Bonds- 9.2%
Communication Services - 1.4%
Entertainment - 0.5%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,450,000	3,160,257
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,520,000	5,140,634

Total Communication Services		8,300,891
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	633,776
(China), 4.00%, 12/6/2037	3,300,000	2,761,172
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,697,353

Total Consumer Discretionary		6,092,301
Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032	2,900,000	2,785,046
Energy - 1.1%
Energy Equipment & Services - 0.1%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028	600,000	603,573
Oil, Gas & Consumable Fuels - 1.0%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	337,416	295,359
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,000,000	2,107,165
Energy Transfer LP, 6.50%, 2/1/2042	3,450,000	3,495,627
		5,898,151
Total Energy		6,501,724
Financials - 1.6%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,330,000	1,927,618

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,230,000	$1,988,441
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	3,330,000	3,193,635
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	600,000	600,023
		7,709,717
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	635,000	628,064
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	311,672
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[4]	275,000	255,564
		567,236
Total Financials		8,905,017
Industrials - 0.9%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,140,000	1,113,059
Marine Transportation - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	693,457
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	170,258	171,419
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	99,465	93,868
Series 2019-2, Class B, 3.50%, 5/1/2028	553,464	498,146
		763,433
Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	1,299,093
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,330,036
		2,629,129
Total Industrials		5,199,078
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc.
4.25%, 5/20/2032	1,785,000	1,732,140
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
5.40%, 5/20/2033	970,000	$1,014,449

Total Information Technology		2,746,589
Materials - 0.3%
Chemicals - 0.1%
Calderys Financing LLC (France), 11.25%, 6/1/2028[2]	545,000	560,669
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,376,318
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[4,5]	653,000	65
		1,376,383
Total Materials		1,937,052
Real Estate - 1.3%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	616,671
Retail REITs - 0.7%
Simon Property Group LP, 2.65%, 2/1/2032	5,160,000	4,195,703
Specialized REITs - 0.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[4]	650,000	612,566
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,255,870
		2,868,436
Total Real Estate		7,680,810
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,880,000	2,908,298
TOTAL CORPORATE BONDS (Identified Cost $57,844,810)		53,056,806

U.S. TREASURY SECURITIES - 19.7%

U.S. Treasury Bonds - 6.0%
U.S. Treasury Bond
2.375%, 2/15/2042	30,695,000	23,376,161
3.00%, 5/15/2047	7,295,000	5,970,501
3.625%, 2/15/2053	5,670,000	5,278,416
Total U.S. Treasury Bonds (Identified Cost $37,725,305)		34,625,078

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 13.7%
U.S. Treasury Note
2.25%, 11/15/2027	17,745,000	$16,336,491
3.125%, 11/15/2028	16,975,000	16,127,576
1.75%, 11/15/2029	16,165,000	14,115,329
0.875%, 11/15/2030	19,935,000	16,050,790
1.375%, 11/15/2031	19,545,000	15,981,091
Total U.S. Treasury Notes (Identified Cost $81,172,546)		78,611,277
TOTAL U.S. TREASURY SECURITIES (Identified Cost $118,897,851)		113,236,355

ASSET-BACKED SECURITIES - 4.1%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,574,815
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,377,841
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	749,267
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	573,282	521,216
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	981,980	964,156
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,881,623
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,150,145
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,083,259	1,078,040
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.883%, 3/26/2040[2,6]	175,875	173,267
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,949,993
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	82,445	81,999
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	376,680	361,623
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	1,819,222
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,515,055
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,577,420	1,497,442
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,350,000	1,349,124
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,565,640	1,366,036
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	265,985	$256,926
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,319,150
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	80,082	78,860
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	81,316	80,211
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.412%, 10/25/2048[2,6]	326,974	324,188
TOTAL ASSET-BACKED SECURITIES (Identified Cost $25,133,816)		23,470,199

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,204,026	1,030,211
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	37,047	34,779
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	851,538	684,604
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	165,247	139,213
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	99,724	83,465
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	56,595	50,318
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	17,816	17,170
Series 2021-69, Class WJ, 1.50%, 10/25/2050	884,845	739,487
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,920,077	1,643,969
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	291,700	264,451
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,185,327	1,083,653
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	909,797	778,478
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	941,825	805,379
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,090,335	909,151

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]		154,268	$143,425
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]		108,167	95,329
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]		182,817	166,965
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]		250,136	231,040
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]		278,036	253,625
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]		1,456,816	1,216,029
PCG LLC, Series 2023-1, Class NOTE, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $3,800,000)[4,6]		3,800,000	3,800,000
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]		268,700	238,118
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]		1,100,009	928,155
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]		1,824,378	1,468,038
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]		1,891,762	1,516,176
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		100,754	84,464
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		489,578	422,993
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		102,566	90,399
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		119,640	104,506
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.25%, 11/15/2027[2,6]		1,278,105	911,769
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		157,961	144,388
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		44,077	39,400
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,204,841)			20,119,147

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	54,504
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	440,000	$421,332
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $517,726)		475,836

MUNICIPAL BONDS - 0.6%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028	2,340,000	1,989,520
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,795,000	1,339,160
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	230,000	194,783
TOTAL MUNICIPAL BONDS (Identified Cost $4,430,021)		3,523,463

U.S. GOVERNMENT AGENCIES - 7.9%

Mortgage-Backed Securities - 7.9%
Fannie Mae
Pool #990895, UMBS, 5.50%, 10/1/2023	74	74
Pool #AD0462, UMBS, 5.50%, 10/1/2024	599	594
Pool #MA3463, UMBS, 4.00%, 9/1/2033	212,267	205,441
Pool #MA1834, UMBS, 4.50%, 2/1/2034	278,848	274,939
Pool #MA1903, UMBS, 4.50%, 5/1/2034	117,740	116,090
Pool #889576, UMBS, 6.00%, 4/1/2038	105,762	110,924
Pool #889579, UMBS, 6.00%, 5/1/2038	86,423	90,641
Pool #MA5043, UMBS, 5.00%, 6/1/2038	3,263,062	3,240,335
Pool #MA3412, UMBS, 3.50%, 7/1/2038	290,182	272,599
Pool #995196, UMBS, 6.00%, 7/1/2038	5,110	5,359
Pool #AD0207, UMBS, 6.00%, 10/1/2038	277,182	290,711
Pool #AD0220, UMBS, 6.00%, 10/1/2038	9,102	9,545
Pool #MA0258, UMBS, 4.50%, 12/1/2039	187,716	184,633
Pool #AL1595, UMBS, 6.00%, 1/1/2040	111,056	116,476
Pool #AL0152, UMBS, 6.00%, 6/1/2040	215,952	226,492
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,010,273	1,757,456

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL0241, UMBS, 4.00%, 4/1/2041	338,289	$323,848
Pool #AI5172, UMBS, 4.00%, 8/1/2041	205,140	196,129
Pool #AL1410, UMBS, 4.50%, 12/1/2041	366,805	360,228
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,480,072	2,345,413
Pool #MA4934, UMBS, 5.00%, 2/1/2043	3,626,900	3,573,069
Pool #AL7729, UMBS, 4.00%, 6/1/2043	188,459	180,181
Pool #AX5234, UMBS, 4.50%, 11/1/2044	193,491	189,804
Pool #AS4103, UMBS, 4.50%, 12/1/2044	299,797	294,085
Pool #BC6764, UMBS, 3.50%, 4/1/2046	139,072	127,850
Pool #BD6997, UMBS, 4.00%, 10/1/2046	124,943	118,506
Pool #BE7845, UMBS, 4.50%, 2/1/2047	94,296	92,161
Pool #AL8674, 5.645%, 1/1/2049	723,419	745,916
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,306,887	2,119,108
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,926,106	2,581,365
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,609,523	2,365,287
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,546,256	2,378,127
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,735,739	3,486,172
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,848,690	2,726,651
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,133,505	1,125,300
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,586,821	3,504,792
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	11	11
Pool #C91762, 4.50%, 5/1/2034	184,604	182,234
Pool #C91771, 4.50%, 6/1/2034	164,004	161,899
Pool #C91780, 4.50%, 7/1/2034	230,121	227,415
Pool #G03926, 6.00%, 2/1/2038	43,019	45,170
Pool #G05906, 6.00%, 4/1/2040	39,125	41,081
Pool #Q33778, 4.00%, 6/1/2045	261,267	249,300
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,444,846	2,160,202
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,696,878	2,549,158
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,189,704	2,095,855
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,395,687	$2,343,554
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $47,963,298)		45,792,180

U.S. GOVERNMENT SECURITIES - 2.5%

U.S. Treasury Bill - 2.5%
U.S. Treasury Bill, 0.30%, 5/16/2024[8]	14,835,000	14,225,237

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[9]
(Identified Cost $8,422,328)	8,422,328	8,422,328

TOTAL INVESTMENTS - 100.2% (Identified Cost $557,602,894)		576,821,328
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,128,937)
NET ASSETS - 100%		$575,692,391

Investment Portfolio - July 31, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $52,112,547, which represented 9.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2023 was $4,668,195, or 0.8% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2023.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2023.

8Represents the annualized yield at time of purchase.

9Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$32,594,110	$30,388,785	$2,205,325	$—
Consumer Discretionary	18,639,468	18,030,637	608,831	—
Consumer Staples	42,895,741	40,306,687	2,589,054	—
Energy	1,751,344	1,751,344	—	—
Financials	44,245,179	41,525,738	2,719,441	—

Investment Portfolio - July 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$44,888,246	$44,888,246	$—	$—
Industrials	39,702,138	36,540,914	3,161,224	—
Information Technology	41,200,164	40,071,905	1,128,259	—
Materials	9,169,728	8,716,467	453,261	—
Real Estate	15,726,423	15,726,423	—	—
Utilities	3,323,537	3,323,537	—	—
Preferred securities:
Information Technology	363,699	363,699	—	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	173,253,772	—	173,253,772	—
States and political subdivisions (municipals)	3,523,463	—	3,523,463	—
Corporate debt:
Communication Services	8,300,891	—	8,300,891	—
Consumer Discretionary	6,092,301	—	6,092,301	—
Consumer Staples	2,785,046	—	2,785,046	—
Energy	6,501,724	—	6,501,724	—
Financials	8,905,017	—	8,905,017	—
Industrials	5,199,078	—	5,199,078	—
Information Technology	2,746,589	—	2,746,589	—
Materials	1,937,052	—	1,937,052	—
Real Estate	7,680,810	—	7,680,810	—
Utilities	2,908,298	—	2,908,298	—
Asset-backed securities	23,470,199	—	23,470,199	—
Commercial mortgage-backed securities	20,119,147	—	20,119,147	—
Foreign government bonds	475,836	—	475,836	—
Short-Term Investment	8,422,328	8,422,328	—	—
Total assets	$576,821,328	$290,056,710	$286,764,618	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.